Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Defiance Hotel, Airline, and Cruise ETF
Shareholder Report [Line Items]
Fund Name	Defiance Hotel, Airline, and Cruise ETF
Class Name	Defiance Hotel, Airline, and Cruise ETF
Trading Symbol	CRUZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Hotel, Airline, and Cruise ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/cruz. You can also request this information by contacting us at 1-833-333-9383
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/cruz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Hotel, Airline, and Cruise ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/cruz for more recent performance information.
Net Assets	$ 29,040,631
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$29,040,631
Number of Holdings	56
Portfolio Turnover	6%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	49.2%
Industrials	40.4%
Real Estate	9.4%
Cash & Other	1.0%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.3%
Hilton Worldwide Holdings, Inc.	8.2%
Marriott International, Inc. - Class A	8.1%
Royal Caribbean Cruises, Ltd.	7.8%
Delta Air Lines, Inc.	7.4%
Carnival Corporation	5.9%
Ryanair Holdings plc	4.3%
InterContinental Hotels Group plc	3.9%
United Airlines Holdings, Inc.	3.5%
Southwest Airlines Company	3.0%

Top Ten Countries	(%)
United States	81.0%
United Kingdom	8.5%
Japan	4.6%
Ireland	4.3%
China	3.1%
France	2.6%
Singapore	2.4%
Taiwan	2.1%
Republic of Korea	1.7%
Cash & Other	-10.3%

Updated Prospectus Web Address	https://www.defianceetfs.com/cruz
Defiance Connective Technologies ETF
Shareholder Report [Line Items]
Fund Name	Defiance Next Gen Connectivity ETF
Class Name	Defiance Next Gen Connectivity ETF
Trading Symbol	FIVG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Next Gen Connectivity ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sixg/. You can also request this information by contacting us at 1-833-333-9383
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/sixg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen Connectivity ETF	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/sixg/ for more recent performance information.
Net Assets	$ 598,190,349
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$598,190,349
Number of Holdings	52
Portfolio Turnover	11%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	90.6%
Communication Services	4.5%
Real Estate	3.8%
Industrials	1.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
NVIDIA Corporation	6.6%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Oracle Corporation	4.7%
QUALCOMM, Inc.	4.3%
Advanced Micro Devices, Inc.	3.6%
Cisco Systems, Inc.	3.6%
Analog Devices, Inc.	2.9%
Arista Networks, Inc.	2.6%

Updated Prospectus Web Address	https://www.defianceetfs.com/sixg/
Defiance Next Gen H2 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Next Gen H2 ETF
Class Name	Defiance Next Gen H2 ETF
Trading Symbol	HDRO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Next Gen H2 ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/hdro/. You can also request this information by contacting us at 1-833-333-9383
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/hdro/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen H2 ETF	$13	0.30%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/hdro/ for more recent performance information.
Net Assets	$ 21,651,318
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$21,651,318
Number of Holdings	28
Portfolio Turnover	28%

Holdings [Text Block]

Top Sectors	(%)
Industrials	78.4%
Materials	16.5%
Consumer Discretionary	2.4%
Cash & Other	2.7%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	42.9%
Doosan Fuel Cell Company, Ltd.	8.4%
NEL ASA	7.8%
Bloom Energy Corporation	7.8%
Plug Power, Inc.	7.6%
Ballard Power Systems, Inc.	6.5%
Bumhan Fuel Cell Company, Ltd.	5.1%
S-Fuelcell Company, Ltd.	5.0%
Linde plc	4.6%
FuelCell Energy, Inc.	4.6%

Top Ten Countries	(%)
United States	74.3%
Republic of Korea	20.9%
Norway	12.1%
United Kingdom	10.0%
Germany	7.9%
Canada	6.5%
France	4.3%
Japan	2.3%
Sweden	1.6%
Cash & Other	-39.9%

Updated Prospectus Web Address	https://www.defianceetfs.com/hdro/
Defiance Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Quantum ETF
Class Name	Defiance Quantum ETF
Trading Symbol	QTUM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qtum/. You can also request this information by contacting us at 1-833-333-9383
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/qtum/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/qtum/ for more recent performance information.
Net Assets	$ 291,481,832
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$291,481,832
Number of Holdings	72
Portfolio Turnover	18%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	76.8%
Industrials	12.8%
Communication Services	7.1%
Health Care	1.4%
Consumer Discretionary	1.3%
Cash & Other	0.6%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.9%
Wipro, Ltd.	1.6%
MediaTek, Inc.	1.6%
Accenture plc	1.5%
FormFactor, Inc.	1.5%
Rigetti Computing, Inc.	1.5%
NEC Corporation	1.5%
Asustek Computer, Inc.	1.5%
Cirrus Logic, Inc.	1.5%
Coherent Corporation	1.5%

Top Ten Countries	(%)
United States	70.3%
Japan	11.4%
Taiwan	7.3%
Netherlands	4.3%
China	2.7%
Switzerland	2.7%
France	2.6%
India	1.6%
Ireland	1.5%
Cash & Other	-4.4%

Updated Prospectus Web Address	https://www.defianceetfs.com/qtum/